Provisions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions
NOTE 29. PROVISIONS

The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19
For Administrative, Disciplinary and Criminal Penalties	5,306	7,224
For Termination Benefits	220,824	233,287
Others	3,550,167	3,499,223

Total	3,776,297	3,739,734

Changes in the “Provisions” account for fiscal year 2020 are detailed in Schedule J.
See Note 46 for further details.